SEGMENT REPORTING - Reportable Segments (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net sales	R$ 79,736.9	R$ 79,708.8	R$ 72,854.3
Cost of sales	(39,291.6)	(40,422.1)	(35,659.7)
Gross profit	40,445.3	39,286.7	37,194.6
Distribution expenses	(10,750.6)	(11,395.3)	(9,932.7)
Sales and marketing expenses	(7,412.5)	(7,337.4)	(7,035.5)
Administrative expenses	(5,273.7)	(5,236.8)	(4,877.4)
Other operating income/(expenses)	2,028.9	2,513.9	2,124.1
Exceptional items	(206.4)	(143.3)	(392.8)
Income from operations	18,831.0	17,687.8	17,080.3
Net finance costs	(3,609.8)	(3,423.1)	(3,205.4)
Share of results of joint ventures	(185.3)	(29.1)	(115.7)
Income before income tax	15,035.9	14,235.6	13,759.2
Income tax expense	(75.5)	655.6	(636.6)
Net income	14,960.4	14,891.2	13,122.6
Acquisition of property, plant and equipment	6,004.1	6,533.1	7,677.1
Total assets	132,644.3	137,958.0	138,602.5
Total liabilities	132,644.3	137,958.0	138,602.5
Operating segments [member]
IfrsStatementLineItems [Line Items]
Total assets	102,608.5	110,877.2	109,560.9
Total liabilities	44,049.2	46,148.5	47,025.7
Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Total assets	(2,162.1)	(2,533.0)	(2,868.5)
Total liabilities	(2,161.8)	(2,534.2)	(2,869.1)
Unallocated amounts [member]
IfrsStatementLineItems [Line Items]
Total assets	32,197.9	29,613.8	31,910.1
Total liabilities	90,756.9	94,343.7	94,445.9
Brazil 1 [Member]
IfrsStatementLineItems [Line Items]
Net sales	46,361.7	42,635.8	35,586.5
Cost of sales	(23,516.1)	(22,736.8)	(18,309.1)
Gross profit	22,845.6	19,899.0	17,277.4
Distribution expenses	(6,428.6)	(6,111.1)	(5,123.1)
Sales and marketing expenses	(4,477.0)	(4,065.0)	(3,440.3)
Administrative expenses	(3,563.2)	(3,346.0)	(3,006.2)
Other operating income/(expenses)	1,892.5	2,361.3	2,096.0
Exceptional items	(137.8)	(34.5)	(210.1)
Income from operations	10,131.5	8,703.7	7,593.7
Net finance costs	(2,050.6)	(1,110.3)	(858.1)
Share of results of joint ventures	(179.0)	(38.3)	(11.7)
Income before income tax	7,901.9	7,555.1	6,723.9
Income tax expense	2,214.9	2,787.7	1,953.2
Net income	10,116.8	10,342.8	8,677.1
Acquisition of property, plant and equipment	3,365.5	4,062.9	4,645.1
Brazil 1 [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total assets	56,974.2	57,353.8	54,609.4
Total liabilities	28,841.3	29,153.2	27,611.2
CAC [member]
IfrsStatementLineItems [Line Items]
Net sales	10,044.8	9,440.1	9,947.4
Cost of sales	(5,035.1)	(4,860.8)	(4,727.9)
Gross profit	5,009.7	4,579.3	5,219.5
Distribution expenses	(853.1)	(1,020.7)	(872.7)
Sales and marketing expenses	(665.1)	(645.5)	(693.3)
Administrative expenses	(413.0)	(333.6)	(427.7)
Other operating income/(expenses)	26.3	(52.9)	12.4
Exceptional items	(17.9)	(16.1)	(46.7)
Income from operations	3,086.9	2,510.5	3,191.5
Acquisition of property, plant and equipment	593.4	968.4	801.6
CAC [member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total assets	13,692.3	15,385.6	15,351.9
Total liabilities	4,981.5	5,098.0	5,414.4
South Latin America Segment [Member]
IfrsStatementLineItems [Line Items]
Net sales	13,797.2	17,371.2	16,571.7
Cost of sales	(6,657.3)	(8,553.1)	(8,235.7)
Gross profit	7,139.9	8,818.1	8,336.0
Distribution expenses	(1,614.3)	(2,159.5)	(2,010.1)
Sales and marketing expenses	(1,190.0)	(1,426.9)	(1,542.9)
Administrative expenses	(659.5)	(835.0)	(832.0)
Other operating income/(expenses)	95.0	192.7	38.8
Exceptional items	(47.6)	(60.5)	(115.4)
Income from operations	3,723.5	4,528.9	3,874.4
Acquisition of property, plant and equipment	782.2	1,112.8	1,665.4
South Latin America Segment [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total assets	16,085.1	22,044.5	21,583.0
Total liabilities	5,095.4	6,843.6	7,843.6
Canada Segment [Member]
IfrsStatementLineItems [Line Items]
Net sales	9,533.2	10,261.7	10,748.7
Cost of sales	(4,083.1)	(4,271.4)	(4,387.0)
Gross profit	5,450.1	5,990.3	6,361.7
Distribution expenses	(1,854.6)	(2,104.0)	(1,926.8)
Sales and marketing expenses	(1,080.4)	(1,200.0)	(1,359.0)
Administrative expenses	(638.0)	(722.2)	(611.5)
Other operating income/(expenses)	15.1	12.8	(23.1)
Exceptional items	(3.1)	(32.2)	(20.6)
Income from operations	1,889.1	1,944.7	2,420.7
Acquisition of property, plant and equipment	1,263.0	389.0	565.0
Canada Segment [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total assets	15,856.9	16,093.3	18,016.6
Total liabilities	R$ 5,131.0	R$ 5,053.7	R$ 6,156.5